UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02752 and 811-21299

Name of Fund: BIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$5,493,863,776
Total Investments (Cost - $5,493,863,776) – 100.0%	5,493,863,776
Liabilities in Excess of Other Assets – (0.0)%	(502,320)
Net Assets – 100.0%	$5,493,361,456

BIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $5,493,863,776 and 68.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2013, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BIF MONEY FUND	DECEMBER 31, 2013	1

Schedule of Investments December 31, 2013 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro — 2.3%
HSBC Bank PLC, 0.30%, 1/15/14	$60,000	$60,000,000
National Australia Bank Ltd., London:
0.25%, 3/07/14	53,500	53,500,000
0.24%, 10/23/14 (a)	75,000	75,000,000

		188,500,000

Yankee (b) — 45.9%
Bank of Montreal, Chicago (a):
0.34%, 1/10/14	29,500	29,500,000
0.24%, 9/05/14	91,000	91,000,000
Bank of Nova Scotia, Houston (a):
0.27%, 8/08/14	50,000	50,000,000
0.39%, 10/06/14	38,000	38,037,471
0.24%, 12/04/14	175,000	175,000,000
Barclays Bank PLC, 0.25%, 2/03/14	75,000	75,000,000
BNP Paribas SA, NY (a):
0.33%, 2/03/14	63,000	63,000,000
0.30%, 5/09/14	75,000	75,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.28%, 1/08/14	75,000	75,000,000
0.27%, 2/04/14	62,500	62,500,000
0.29%, 6/02/14	115,000	115,000,000
0.23%, 8/08/14	76,000	76,000,000
Credit Industriel et Commercial, NY, 0.26%, 1/06/14	60,000	60,000,000
Credit Suisse, NY:
0.26%, 3/18/14	35,000	35,000,000
0.26%, 4/17/14	75,000	75,000,000
0.32%, 6/06/14 (a)	28,000	28,000,000
Deutsche Bank AG, NY:
0.30%, 2/28/14 (a)	53,000	53,000,000
0.30%, 5/30/14	120,000	120,000,000
DNB Bank ASA, NY, 0.25%, 2/06/14	150,000	149,998,460
Mitsubishi Trust & Bank, Co.:
0.28%, 2/20/14	78,500	78,500,000
0.22%, 3/12/14 (a)	104,000	104,000,000
National Australia Bank Ltd., NY (a):
0.27%, 8/08/14	122,000	122,008,605
0.24%, 8/14/14	60,000	60,000,000
National Bank of Canada, NY, 0.30%, 3/10/14 (a)	48,500	48,500,000
Natixis, NY:
0.26%, 2/03/14	68,000	68,000,000
0.29%, 3/06/14 (c)	89,000	88,993,913

Certificates of Deposit	Par (000)	Value

Yankee (concluded)
Nordea Bank Finland PLC., NY:
0.25%, 1/09/14	$42,000	$42,000,000
0.25%, 1/17/14	68,000	68,000,160
0.25%, 1/30/14	113,000	112,999,530
Norinchukin Bank, NY:
0.10%, 1/06/14	127,000	127,000,000
0.11%, 1/08/14	50,000	50,000,000
Rabobank Nederland NV, NY:
0.41%, 1/08/14	76,000	76,000,000
0.39%, 1/17/14	100,000	100,000,000
0.28%, 9/16/14 (a)	140,000	140,000,000
Royal Bank of Canada, NY (a):
0.23%, 1/15/14	35,000	35,000,000
0.25%, 4/08/14	40,000	40,000,000
0.27%, 10/10/14	49,000	49,000,000
Skandinaviska Enskilda Banken, NY, 0.30%, 5/28/14	9,500	9,500,580
Societe Generale, NY:
0.25%, 1/31/14	35,000	35,000,000
0.34%, 3/06/14 (c)	44,000	44,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 2/10/14	134,500	134,500,000
0.22%, 3/10/14 (a)	80,000	80,000,000
Sumitomo Mitsui Trust Bank Ltd. NY, 0.22%, 3/06/14	50,000	50,000,000
Svenska Handelsbanken, NY, 0.26%, 1/17/14	55,000	55,000,130
Toronto-Dominion Bank, NY:
0.26%, 1/06/14	33,000	33,000,000
0.21%, 6/24/14 (a)	50,000	50,000,000
0.23%, 7/24/14 (a)	44,000	44,000,000
0.25%, 8/12/14	46,000	46,000,000
0.24%, 9/04/14	80,000	80,000,000
UBS AG, Stamford, 0.29%, 3/31/14 (c)	125,000	125,000,000
Westpac Banking Corp., NY, 0.24%, 10/08/14 (a)	44,000	44,000,000

		3,686,038,849

Total Certificates of Deposit — 48.2%		3,874,538,849

Commercial Paper

Antalis US Funding Corp., 0.26%, 2/07/14 (d)	30,500	30,491,629
Australia & New Zealand Banking Group Ltd., 0.27%, 2/25/14 (a)	50,000	50,000,000
BNP Paribas Finance, Inc. (d):
0.34%, 3/13/14	93,000	92,936,760

MASTER MONEY LLC	DECEMBER 31, 2013	1

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

BNP Paribas Finance, Inc. (d) (concluded):
0.32%, 6/10/14	$50,000	$49,928,444
Collateralized Commercial Paper Co. LLC (d):
0.30%, 1/30/14	135,000	134,966,250
0.28%, 6/27/14	70,000	69,903,089
Commonwealth Bank of Australia, 0.26%, 3/28/14 (a)	74,500	74,511,170
CPPIB Capital, Inc., 0.24%, 1/03/14 (d)	25,800	25,799,484
DNB Bank ASA, 0.26%, 1/27/14 (d)	50,200	50,190,211
Erste Abwicklungsanstalt (d):
0.24%, 1/15/14	92,000	91,990,992
0.21%, 3/10/14	60,000	59,975,850
HSBC Bank PLC, 0.24%, 10/30/14 (a)	60,000	60,000,000
ING (US) Funding LLC, 0.29%, 1/16/14 (d)	50,000	49,993,556
Kells Funding LLC:
0.24%, 5/12/14 (d)	40,500	40,464,360
0.21%, 7/07/14 (a)	15,000	15,000,000
0.24%, 10/15/14 (a)(e)	40,000	39,996,799
LMA Americas LLC, 0.20%, 1/17/14 (d)	40,000	39,996,222
Nederlandse Waterschapsbank NV (a):
0.22%, 6/24/14 (e)	14,000	14,000,000
0.28%, 7/28/14	13,000	13,001,508
0.28%, 7/30/14	12,000	12,001,405
Societe Generale North America, Inc., 0.25%, 3/03/14 (d)	50,000	49,978,472
Svenska Handelsbanken AB, Inc. (d):
0.25%, 1/21/14	51,000	50,992,563
0.25%, 2/04/14	25,500	25,493,802
0.25%, 2/07/14	55,000	54,985,486
Sydney Capital Corp., 0.22%, 1/24/14 (d)	15,000	14,997,800
Thunder Bay Funding, LLC:
0.24%, 1/27/14 (d)	16,000	15,997,120
0.23%, 3/26/14 (a)	25,000	25,000,000
Westpac Banking Corp., 0.27%, 7/09/14 (a)	50,000	50,000,000
Westpac Banking Corp., NY, 0.25%, 4/24/14 (a)(e)	49,000	49,001,041

Total Commercial Paper — 16.8%		1,351,594,013

Corporate Notes	Par (000)	Value

Nederlandse Waterschapsbank NV, 1.38%, 5/16/14	$25,000	$25,106,214
NRW Bank, 0.56%, 12/01/14 (a)	81,710	81,940,345
Svenska Handelsbanken AB, 0.28%, 5/15/14 (a)(e)	65,600	65,600,000

Total Corporate Notes — 2.1%		172,646,559

Municipal Bonds (c)

Alaska Housing Finance Corp., RB, VRDN, Series B, 0.08%, 1/07/14	50,000	50,000,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.05%, 1/07/14	23,450	23,450,000
California HFA, HRB, M/F, Series E, 0.05%, 1/07/14	18,385	18,385,000
California HFA, RB, VRDN:
Home Mortgage, Series B, AMT (Fannie Mae, Freddie Mac), 0.04%, 1/07/14	23,215	23,215,000
Home Mortgage, Series B, AMT (Fannie Mae, Freddie Mac), 0.04%, 1/07/14	13,690	13,690,000
Home Mortgage, Series E-1, AMT (Freddie Mac, Fannie Mae LOC), 0.04%, 1/07/14	7,000	7,000,000
Series A, AMT (Freddie Mac LOC, Fannie Mae LOC), 0.04%, 1/07/14	7,285	7,285,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility), Knolls at Green Valley, Series FF, 0.05%, 1/07/14	13,205	13,205,000
Central Plains Energy Project Nebraska, Refunding RB, VRDN, Gas Project No. 2 (Royal Bank of Canada SBPA), 0.06%, 1/07/14	44,460	44,460,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.04%, 1/02/14	16,300	16,300,000

MASTER MONEY LLC	DECEMBER 31, 2013	2

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value

City of New York New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.05%, 1/07/14	$12,090	$12,090,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale-New Haven Hospital, Series U-2 (Yale University Liquidity Facility), 0.04%, 1/07/14	24,580	24,580,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital, Series K-2 (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/14	15,445	15,445,000
County of Shelby Tennessee, GO, VRDN, Series B, Public Improvement and School Bonds, 0.05%, 1/07/14	10,005	10,005,000
Essex County Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.04%, 1/07/14	11,225	11,225,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.04%, 1/02/14	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC):
Children's Memorial Hospital, Series D, 0.05%, 1/07/14	3,300	3,300,000
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.05%, 1/07/14	25,300	25,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.06%, 1/07/14	20,700	20,700,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac Liquidity Facility), 0.05%, 1/07/14	34,300	34,300,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA SBPA), 0.03%, 1/07/14	4,200	4,200,000

Municipal Bonds (c)	Par (000)	Value

Michigan State Building Authority, Refunding RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/14	$5,900	$5,900,000
Nebraska Investment Finance Authority, Refunding RB, VRDN, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank), 0.05%, 1/07/14	19,265	19,265,000
New York City Housing Development Corp., HRB, VRDN (Fannie Mae LOC):
90 West Street, Series A, 0.04%, 1/07/14	40,830	40,830,000
155 West 21st Street Development, Series A, 0.04%, 1/07/14	10,000	10,000,000
West 61st Street Apartments, Series A, AMT, 0.04%, 1/07/14	12,000	12,000,000
West 89th Street Development, Series A, AMT, 0.04%, 1/07/14	35,600	35,600,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.06%, 1/07/14	32,845	32,845,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/14	17,515	17,515,000
New York State HFA, HRB VRDN:
10 Barclay Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/14	71,245	71,245,000
125 West 31st Street Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.04%, 1/07/14	30,000	30,000,000
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.06%, 1/07/14	39,000	39,000,000
160 West 62nd Street, Series B (Wells Fargo Bank LOC), 0.12%, 1/07/14	10,750	10,750,000

MASTER MONEY LLC	DECEMBER 31, 2013	3

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value

New York State HFA, HRB VRDN (concluded):
316 11th Avenue Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.04%, 1/07/14	$35,000	$35,000,000
360 West 43rd Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/14	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/14	34,500	34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/14	65,000	65,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Liquidity Guarantor), 0.04%, 1/07/14	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Guarantor), 0.04%, 1/07/14	28,100	28,100,000
Victory Housing, Series A, AMT (Freddie Mac SBPA), 0.04%, 1/07/14	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/14	23,100	23,100,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/14	5,915	5,915,000
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.07%, 1/07/14	34,525	34,525,000
State of California, GO, Refunding, VRDN, Series B, Sub-Series B-1 (Bank of America NA LOC), 0.06%, 1/07/14	20,000	20,000,000
State of California, GO, VRDN, FLOATS, Series C-1 (Bank of America NA LOC), 0.05%, 1/07/14	59,200	59,200,000
Wayne County Airport Authority, RB, VRDN, FLOATS, Series 3072 (Credit Suisse New York SBPA), 0.06%, 1/07/14 (e)	41,945	41,945,000
Municipal Bonds (c)	Par (000)	Value

Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Sisters Services (Bank of Montreal LOC), 0.05%, 1/07/14	$15,250	$15,250,000

Total Municipal Bonds — 14.1%		1,132,420,000

Time Deposits

ING Bank NV, Amsterdam:
0.12%, 1/03/14	108,000	108,000,000
0.12%, 1/06/14	54,000	54,000,000
Natexis Banques Populaires, 0.05%, 1/02/14	125,000	125,000,000

Total Time Deposits — 3.6%		287,000,000

US Government Sponsored Agency Obligations (a)

Federal Farm Credit Banks, 0.12%, 5/05/14	35,000	34,997,535
Federal Home Loan Bank, 0.13%, 2/25/14	50,000	49,997,674
Federal National Mortgage Association, 0.13%, 2/27/15	75,000	74,978,144

Total US Government Sponsored Agency Obligations — 2.0%		159,973,353

US Treasury Obligations

US Treasury Bills (d):
0.10%, 5/29/14	225,000	224,903,616
0.09%, 6/19/14	80,000	79,965,622
0.09%, 6/26/14	200,000	199,916,417
US Treasury Notes, 2.38%, 9/30/14	80,000	81,344,318

Total US Treasury Obligations — 7.3%		586,129,973

MASTER MONEY LLC	DECEMBER 31, 2013	4

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Barclays Capital, Inc., 0.63%, 4/05/14 (Purchased on 12/31/13 to be repurchased at $25,041,563, collateralized by various Corporate/Debt Obligations, 0.00% - 9.16% due 9/07/18 - 6/25/46, original par and fair value of $196,716,662 and $27,914,968, respectively) (a)	$25,000	$25,000,000

Total Value of Barclays (collateral value of $27,914,968)		25,000,000

Citigroup Global Markets, Inc., 0.62%, 2/04/14 (Purchased on 12/31/13 to be repurchased at $127,076,563, collateralized by various Corporate/Debt Obligations, 0.00% - 7.34% /due 6/25/14 - 10/01/97, original par and fair value of $721,206,368 and $138,012,934, respectively) (a)	127,000	127,000,000

Total Value of Citigroup, Inc. (collateral value of $138,012,934)		127,000,000

Credit Suisse Securities (USA) LLC, 0.34%, 1/30/14 (Purchased on 12/31/13 to be repurchased at $31,508,925, collateralized by Freddie Mac, 9.25% due 12/15/43, original par and fair value of $31,315,000 and $33,706,026, respectively)	31,500	31,500,000

Total Value of Credit Suisse Securities (collateral value of $33,706,026)		31,500,000

Deutsche Bank Securities, Inc., 0.02%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $10,000,011, collateralized by various Government Sponsored Agency Obligations, 3.03% - 5.41%, due 6/25/27 - 4/14/36, original par and fair value of $10,960,000 and $10,200,130, respectively)	10,000	10,000,000
Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities, Inc., 0.03%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $114,631,191, collateralized by various Government Sponsored Agency Obligations, 1.80% to 3.5.0%, due 7/16/37 to 12/20/43, original par and fair value of $141,221,363 and $122,655,170, respectively)	$114,631	$114,631,000

Total Value of Deutsche Bank AG (collateral value of $132,855,300)		124,631,000

Mizuho Securities USA, Inc., 0.02%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $5,000,006, collateralized by a US treasury obligation, 0.00%, due 1/23/14 to 2/15/43, original par and fair value of $40,643,029 and $19,009,796, respectively)	5,000	5,000,000
Mizuho Securities USA, Inc., 1.11%, 2/01/14 (Purchased on 12/31/13 to be repurchased at $90,860,250, collateralized by Various US Government Sponsored Agency and Corporate/Debt Obligations, 0.00% - 7.43% due 3/15/29 - 9/25/47, original par and fair value of $1,052,208,997 and $103,371,097, respectively) (a)	90,000	90,000,000

Total Value of Mizuho Securities USA LLC (collateral value of $122,380,893)		95,000,000

Wells Fargo Securities, LLC, 0.18%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $28,000,280, collateralized by various US Government Sponsored Agency and Corporate/Debt Obligations, 0.00% to 6.88%, due 8/31/15 to 12/10/49, original par and fair value of $69,490,185 and $31,876,668, respectively) (a)	28,000	28,000,000

MASTER MONEY LLC	DECEMBER 31, 2013	5

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Wells Fargo Securities, LLC, 0.47%, 1/07/14 (Purchased on 12/31/13 to be repurchased at $19,801,810, collateralized by various US Government Sponsored Agency and Corporate/Debt Obligations, 0.00% to 7.38%, due 12/15/14 to 2/10/51, original par and fair value of $42,258,680 and $22,590,607, respectively)	$19,800	$19,800,000

Total Value of Wells Fargo & Co. (collateral value of $54,467,275)		47,800,000

Total Repurchase Agreements — 5.6%		450,931,000

Value

Total Investments (Cost — $8,015,233,747*) — 99.7%	$8,015,233,747
Other Assets Less Liabilities — 0.3%	24,024,591

Net Assets — 100.0%	$8,039,258,338

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	DECEMBER 31, 2013	6

Schedule of Investments (concluded)	Master Money LLC

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Total Investments[1]	—	$8,015,233,747	—	$8,015,233,747

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master LLC 's assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $1,792 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

MASTER MONEY LLC	DECEMBER 31, 2013	7

Item 2 –	Controls and Procedures
2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Money Fund and Master Money LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Money Fund and Master Money LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Money Fund and Master Money LLC

Date: February 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Money Fund and Master Money LLC

Date: February 24, 2014